ORGANIZATION (Details Narrative)					1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 02, 2021	Oct. 31, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 GBP (£)	Feb. 17, 2022 GBP (£) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees | $								$ 88,767
Royalty rate			5.00%	5.00%
Debt Instrument, Fee					20,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares					160,000,000
[custom:RoyaltyRatePayablePercentage-0]					5.00%
License Of Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Fee	20,000				27,247
License One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					£ 5,000
License Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					3,000
License Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					£ 1,000
License Agreement Terms [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees | $		$ 55,713	$ 79,256
Long-Term Purchase Commitment, Amount				£ 20,000
License Agreement Terms [Member] | Patents [Member] | Americas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments				10,000
License Agreement Terms [Member] | Patents [Member] | European Union [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments				10,000
License Agreement Terms [Member] | License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				50,000
License Agreement Terms [Member] | License [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				£ 1,000,000
Coroware, Inc. and Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees | $						$ 44,056
Royalty rate			5.00%	5.00%
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares					160,000,000
[custom:RoyaltyRatePayablePercentage-0]					5.00%
Coroware, Inc. and Subsidiaries [Member] | License Of Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Fee	20,000				27,247
Coroware, Inc. and Subsidiaries [Member] | License One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					£ 5,000
Coroware, Inc. and Subsidiaries [Member] | License Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					3,000
Coroware, Inc. and Subsidiaries [Member] | License Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense					£ 1,000
Coroware, Inc. and Subsidiaries [Member] | License Agreement Terms [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional fees				£ 54,807
Long-Term Purchase Commitment, Amount				20,000
Coroware, Inc. and Subsidiaries [Member] | License Agreement Terms [Member] | Patents [Member] | Americas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments				10,000
Coroware, Inc. and Subsidiaries [Member] | License Agreement Terms [Member] | Patents [Member] | European Union [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments				10,000
Coroware, Inc. and Subsidiaries [Member] | License Agreement Terms [Member] | License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				50,000
Coroware, Inc. and Subsidiaries [Member] | License Agreement Terms [Member] | License [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				£ 1,000,000
CoroWare Technologies, Inc. [Member] | Coroware, Inc. and Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage						51.00%